Leases-Summary of other information related to leases (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2020 JPY (¥)
Cash paid for amounts included in the measurement of lease liabilities
Payments for operating leases, included in cash flows from operating activities	¥ 71,612
Payments for finance leases, included in cash flows from financing activities	33,088
Right-of-use assets obtained in exchange for new operating lease liabilities	¥ 124,380